                                  ARMADA FUNDS
                                 (THE "TRUST")

                       SUPPLEMENT DATED DECEMBER 22, 1998
        TO THE ARMADA INCOME SERIES PROSPECTUS DATED SEPTEMBER 18, 1998

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
                                      THE
 PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

1. Change in Policy Affecting Reverse Repurchase Agreements. Each Fund is permitted to borrow funds by entering into reverse repurchase agreements. The use of reverse repurchase agreements -- and any bank borrowings that the Funds might undertake -- is limited by the Investment Company Act of 1940 (the "1940 Act"). In general, this limitation means that each Fund must limit its borrowings so that the value of the Fund's assets is at least three times the amount of the borrowings.

In addition to the limitation imposed by the 1940 Act, the Funds have a more restrictive policy that states that they "do not intend to purchase securities while their respective outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of their respective total assets."* This additional limitation is a nonfundamental policy, which means that it can be changed by the Trustees of Armada Funds without the necessity of seeking shareholder approval.

Upon the recommendation of the Fund's Investment Adviser, the Trustees have revised this nonfundamental policy so that it will no longer apply to reverse repurchase agreements. Accordingly, each of the Funds is now able to enter into reverse repurchase agreements to the full extent permitted by the Act. However, the restriction on purchasing securities will remain in effect if bank borrowings were to exceed 5% of a Fund's assets.

The Prospectus is revised by changing the first paragraph under the heading "Reverse Repurchase Agreements" on page 22 to eliminate the requirements that borrowings through the use of reverse repurchase agreements may only be for temporary purposes and only to avoid selling securities to meet redemptions. This paragraph now reads as follows:

     "Each Fund may borrow funds by entering into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, a Fund would sell its portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. government securities or other liquid high grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act."

2. Change to the Limitation on use of Derivatives. At a meeting on November 19, 1998, the Board of Trustees of the Armada Funds (the "Trust") approved a change to the limitation on use of derivatives such as futures and options. Previously, the Investment Objectives and Policies as set forth in the prospectus limited derivatives contracts and options to 10%. Approval of amendments to the prospectus disclosure now permits an increase in the non-money market funds' ability to utilize derivatives contracts and options up to 33 1/3% for the Armada Total Return Advantage Fund, GNMA Fund, Bond Fund and Enhanced Income Fund.

3. Exchange Privilege. The " Exchange Privilege Applicable to A Shares and B Shares" section of this prospectus, page 38, is hereby amended to delete the second paragraph and to add the following information:

     "Shareholders who have purchased B shares of one or more of the Funds or another investment fund offered by the Trust (including shares acquired through reinvestment of dividends or distributions on such shares) may exchange those shares for B shares of another fund, without the payment of any contingent deferred sales charge at the time the exchange is made.

     Shareholders of Parkstone Investor B Shares may acquire A Shares of a Fund of Armada at net asset value without the imposition of a sales load or contingent deferred sales charge, provided certain conditions are met. The exchange privilege will apply to the redemption of Parkstone Investor B Shares of one Fund and corresponding purchase of an Armada Fund's A Shares only if the redemption occurs on the same business day and requested at the same time as the corresponding purchase."

The Exchange Privilege is not available to permit exchanges of Investor B Shares of Parkstone for B Shares of a fund of the Trust.

4. Written Redemption Procedures. This section of the prospectus, page 36, is hereby amended with the following information: "Signature guarantees will be required if: (a) redemption proceeds are to be sent to a name and/or address that differs from the registered name or address of record; or (b) a transfer of registration is requested. Otherwise, written redemption requests by mail may be accepted without a signature guarantee."

5. Redemption of A Shares and B Shares. This section of the prospectus, page 36, is hereby amended as follows:

- The first sentence should read: "Redemption orders received in good order are effected at a Fund's net asset value per share next determined after receipt of the order by the Fund."

- Second and third paragraphs are added which read as follows:

     "All written requests for redemptions from an account must be received in good order by the Fund's Transfer Agent in order to constitute a valid tender for redemption by mail. Proceeds from redemptions of B Shares will be reduced by the amount of any applicable contingent deferred sales charge.

     In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent with a signature guarantee at the address listed under "Written Redemption Procedures", below."

6. Other Redemption Information. The first sentence of the second paragraph of this section, page 37, is deleted and replaced with the following sentence:
"When purchases are made by check, redemption proceeds will not be released until the investment being redeemed has been in the account 15 days."
---------------
*This policy is in the Funds' Statement of Additional Information.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                  ARMADA FUNDS
                                 (THE "TRUST")

                   SUPPLEMENT DATED DECEMBER 22, 1998 TO THE
 ARMADA EQUITY SERIES AND BALANCED ALLOCATION FUND PROSPECTUSES DATED SEPTEMBER
                                    18, 1998

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUSES.

1. Change to the Limitation on use of Derivatives. At a meeting on November 19, 1998, the Board of Trustees of the Armada Funds (the "Trust") approved a change to the limitation on use of derivatives such as futures and options. Previously, the Investment Objectives and Policies as set forth in the prospectus limited derivatives contracts and options to 10%. Approval of amendments to the prospectus disclosure now permits an increase in the non-money market funds' ability to utilize derivatives contracts and options up to 20% for the Equity Index Fund and 33 1/3% for the Armada Small Cap Value Fund, Equity Growth Fund, Equity Income Fund, Small Cap Growth Fund, International Equity Fund, Core Equity Fund, Tax Managed Equity Fund and Balanced Allocation Fund.

2.Exchange Privilege. The " Exchange Privilege Applicable to A Shares and B
  Shares" sections of the Equity Series Prospectus, p. 38, and the Balanced Allocation Fund Prospectus, p. 29, are hereby amended to delete the second paragraph and to add the following information:

  "Shareholders who have purchased B shares of one or more of the Funds or another investment fund offered by the Trust (including shares acquired through reinvestment of dividends or distributions on such shares) may exchange those shares for B shares of another fund, without the payment of any contingent deferred sales charge at the time the exchange is made.

  Shareholders of Parkstone Investor B Shares may acquire A Shares of a Fund of Armada at net asset value without the imposition of a sales load or contingent deferred sales charge, provided certain conditions are met. The exchange privilege will apply to the redemption of Parkstone Investor B Shares of one Fund and corresponding purchase of an Armada Fund's A Shares only if the redemption occurs on the same business day and requested at the same time as the corresponding purchase."

  The Exchange Privilege is not available to permit exchanges of Investor B Shares of Parkstone for B Shares of a fund of the Trust.

3. Written Redemption Procedures. This section of the prospectus, page 37 of the Equity Series and page 28 of the Balanced Allocation Fund, is hereby amended with the following information:

  "Signature guarantees will be required if: (a) redemption proceeds are to be sent to a name and/or address that differs from the registered name or address of record; or (b) a transfer of registration is requested. Otherwise, written redemption requests by mail may be accepted without a signature guarantee."

4. Redemption of A Shares and B Shares. This section of the prospectuses (Balanced Allocation Fund, page 27, and Equity Series, page 36) is hereby amended as follows:

     - The first sentence should read: "Redemption orders received in good order are effected at a Fund's net asset value per share next determined after receipt of the order by the Fund."

     - Second and third paragraphs are added which read as follows:

       "All written requests for redemptions from an account must be received in good order by the Fund's Transfer Agent in order to constitute a valid tender for redemption by mail. Proceeds from redemptions of B Shares will be reduced by the amount of any applicable contingent deferred sales charge.

       In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent with a signature guarantee at the address listed under "Written Redemption Procedures", below."

5. Other Redemption Information. The first sentence of the second paragraph of this section of the prospectuses (Balanced Allocation Fund, page 28, and Equity Series, page 37) is deleted and replaced with the following sentence:
   "When purchases are made by check, redemption proceeds will not be released until the investment being redeemed has been in the account 15 days."

                PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                  ARMADA FUNDS
                                 (THE "TRUST")

                   SUPPLEMENT DATED DECEMBER 22, 1998 TO THE
         ARMADA MONEY MARKET SERIES PROSPECTUS DATED SEPTEMBER 15, 1998

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

1. Exchange Privilege. The " Exchange Privilege Applicable to A Shares and B Shares" section of this prospectus, page 27, is hereby amended to delete the third paragraph and to add the following information:

  "Shareholders who have purchased B shares of one or more of the Funds or another investment fund offered by the Trust (including shares acquired through reinvestment of dividends or distributions on such shares) may exchange those shares for B shares of another fund, without the payment of any contingent deferred sales charge at the time the exchange is made.

  Shareholders of Parkstone Investor B Shares may acquire A Shares of a Fund of Armada at net asset value without the imposition of a sales load or contingent deferred sales charge, provided certain conditions are met. The exchange privilege will apply to the redemption of Parkstone Investor B Shares of one Fund and corresponding purchase of an Armada Fund's A Shares only if the redemption occurs on the same business day and requested at the same time as the corresponding purchase."

  The Exchange Privilege is not available to permit exchanges of Investor B Shares of Parkstone for B Shares of a fund of the Trust.

2. Written Redemption Procedures. This section of the prospectus, page 26, is hereby amended with the following information:

  "Signature guarantees will be required if: (a) redemption proceeds are to be sent to a name and/or address that differs from the registered name or address of record; or (b) a transfer of registration is requested. Otherwise, written redemption requests by mail may be accepted without a signature guarantee."

3. Redemption of A Shares and B Shares. This section of the prospectus, page 25, is hereby amended as follows:

   The first sentence should read: "Redemption orders received in good order are effected at a Fund's net asset value per share next determined after receipt of the order by the Fund."

   Second and third paragraphs are added which read as follows:

   "All written requests for redemptions from an account must be received in good order by the Fund's Transfer Agent in order to constitute a valid tender for redemption by mail. Proceeds from redemptions of B Shares will be reduced by the amount of any applicable contingent deferred sales charge.

   In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent with a signature guarantee at the address listed under "Written Redemption Procedures", below."

     4. Other Redemption Information. This section of the prospectus, page 27, is hereby amended as follows:

       The second paragraph of this section should read: "Redemption orders received in good order are processed at a Fund's net asset value per share next determined after receipt of the order by the Transfer Agent."

       The first sentence of the fourth paragraph of this section is deleted and replaced with the following sentence: "When purchases are made by check, redemption proceeds will not be released until the investment being redeemed has been in the account 15 days."

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                  ARMADA FUNDS
                                 (THE "TRUST")

                   SUPPLEMENT DATED DECEMBER 22, 1998 TO THE
          ARMADA TAX EXEMPT SERIES PROSPECTUS DATED SEPTEMBER 18, 1998

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE PROSPECTUS.

1. Exchange Privilege. The " Exchange Privilege Applicable to A Shares and B Shares" section of this prospectus, page 25, is hereby amended to delete the second paragraph and to add the following information:

  "Shareholders who have purchased B shares of one or more of the Funds or another investment fund offered by the Trust (including shares acquired through reinvestment of dividends or distributions on such shares) may exchange those shares for B shares of another fund, without the payment of any contingent deferred sales charge at the time the exchange is made.

  Shareholders of Parkstone Investor B Shares may acquire A Shares of a Fund of Armada at net asset value without the imposition of a sales load or contingent deferred sales charge, provided certain conditions are met. The exchange privilege will apply to the redemption of Parkstone Investor B Shares of one Fund and corresponding purchase of an Armada Fund's A Shares only if the redemption occurs on the same business day and requested at the same time as the corresponding purchase."

  The Exchange Privilege is not available to permit exchanges of Investor B Shares of Parkstone for B Shares of a fund of the Trust.

2. Written Redemption Procedures. This section of the prospectus, page 23, is hereby amended as follows:

  "Signature guarantees will be required if: (a) redemption proceeds are to be sent to a name and/or address that differs from the registered name or address of record; or (b) a transfer of registration is requested. Otherwise, written redemption requests by mail may be accepted without a signature guarantee."

3. Redemption of A Shares and B Shares. This section of the prospectus, page 23, is hereby amended as follows:

    The first sentence should read: "Redemption orders received in good order are effected at a Fund's net asset value per share next determined after receipt of the order by the Fund."

    Second and third paragraphs are added which read as follows:

        "All written requests for redemptions from an account must be received in good order by the Fund's Transfer Agent in order to constitute a valid tender for redemption by mail. Proceeds from redemptions of B Shares will be reduced by the amount of any applicable contingent deferred sales charge.

        In order to arrange for redemption by wire or telephone after an account has been opened, or to change the bank or account designated to receive redemption proceeds, a written request must be sent to the Transfer Agent with a signature guarantee at the address listed under "Written Redemption Procedures", below."

4. Other Redemption Information.

  The first sentence of the second paragraph of this section, page 24, is deleted and replaced with the following sentence: "When purchases are made by check, redemption proceeds will not be released until the investment being redeemed has been in the account 15 days."

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                  ARMADA FUNDS

                          TOTAL RETURN ADVANTAGE FUND
                             INTERMEDIATE BOND FUND
                              ENHANCED INCOME FUND
                                   GNMA FUND
                                   BOND FUND

                       SUPPLEMENT DATED DECEMBER 22, 1998
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                            DATED SEPTEMBER 18, 1998

The paragraph on page nine just before the heading "ADDITIONAL PURCHASE AND REDEMPTION INFORMATION" is amended by adding the word "bank" before the word "borrowings" in the second line, and by removing the parenthetical "(including reverse repurchase agreements)" from the second line.

                                                                          AF-905